Acquisitions and Divestments - Schedule of Total Purchase Price (Detail) - Freescale Semiconductor, Ltd. [Member] $ in Millions	Dec. 07, 2015 USD ($)
Business Acquisition [Line Items]
Cash payment of $6.25 per Freescale common share	$ 1,948
Total purchase price	11,639
Common Stock [Member]
Business Acquisition [Line Items]
Total value of NXP shares delivered	9,449
Restricted Share Units and Performance Based Restricted Share Units [Member]
Business Acquisition [Line Items]
Total value of NXP shares delivered	157
Stock Options [Member]
Business Acquisition [Line Items]
Total value of NXP shares delivered	$ 85